Schedule I - Condensed Financial Information of Parent, Condensed Statements of Income (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues [Abstract]
Equity in earnings from unconsolidated subsidiary									$ 530	$ 1,159	$ 3,562
Interest and other income									1,666	2,289	662
Total revenues	$ 100,600	$ 85,297	$ 77,934	$ 81,208	$ 123,634	$ 112,655	$ 102,822	$ 123,286	345,039	462,397	425,548
Expense [Abstract]
Interest expense									123,161	145,448	142,519
Selling, general and administrative									30,077	33,674	41,033
Total expenses									381,428	434,200	356,673
Net income (loss) before provision for income taxes									(36,389)	28,197	68,875
Income tax benefit									(7,277)	5,399	8,691
Net income (loss)	$ (63,831)	$ 22,942	$ 4,677	$ 7,100	$ 19,145	$ 27,483	$ (43,695)	$ 19,865	$ (29,112)	$ 22,798	$ 60,184
Weighted average number of shares [Abstract]
Basic (in shares)									33,239,001	41,222,690	41,405,211
Diluted (in shares)									33,239,001	41,315,149	41,527,584
Earnings (loss) per share [Abstract]
Basic (in dollars per shares)	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ (0.88)	$ 0.52	$ 1.42
Diluted (in dollars per shares)	$ (1.98)	$ 0.70	$ 0.14	$ 0.21	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ (0.88)	$ 0.52	$ 1.42
Fly Leasing Limited [Member]
Revenues [Abstract]
Equity in earnings (loss) of subsidiaries									$ (24,385)	$ 17,065	$ 59,447
Equity in earnings from unconsolidated subsidiary									530	1,159	3,562
Intercompany management fee income									8,866	15,053	16,921
Intercompany interest income									44,394	48,077	22,394
Interest and other income									410	224	215
Total revenues									29,815	81,578	102,539
Expense [Abstract]
Interest expense									48,013	48,013	28,089
Selling, general and administrative									11,803	12,987	15,520
Total expenses									59,816	61,000	43,609
Net income (loss) before provision for income taxes									(30,001)	20,578	58,930
Income tax benefit									(889)	(2,220)	(1,254)
Net income (loss)									$ (29,112)	$ 22,798	$ 60,184
Weighted average number of shares [Abstract]
Basic (in shares)									33,239,001	41,222,690	41,405,211
Diluted (in shares)									33,239,001	41,315,149	41,527,584
Earnings (loss) per share [Abstract]
Basic (in dollars per shares)									$ (0.88)	$ 0.52	$ 1.42
Diluted (in dollars per shares)									$ (0.88)	$ 0.52	$ 1.42